ACCOUNTS RECEIVABLE, NET - Summary of Aging Analysis of Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Within 1 year	¥ (8,354)	¥ (9,998)	¥ (9,081)
Thereafter	(48,990)	(33,106)	(6,431)
Allowance for doubtful accounts - third parties	(57,344)	(43,104)	(15,512)	¥ (17,844)
Within 1 year	(16)	(1,298)	(543)
Allowance for doubtful accounts - related parties	¥ (16)	¥ (1,298)	¥ (543)	¥ (56)